CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,060,160	$ 5,101,828	$ 2,442,375
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	84,249	119,461	113,324
Amortization	397,744	84,068	228,604
Provision for doubtful accounts	193,980	15,250	67,634
Loss on disposal of equipment		305	1,833
Deferred taxes expense	197,892	356,092	(112,739)
Change in operating assets and liabilities
Accounts receivable	(1,666,678)	1,352,268	(162,502)
Other receivables	(47,206)	16,564	22,987
Prepayments	(1,276,881)	30,575	83,886
Long-term deposits	(20,154)	58,263	25,238
Accounts payable	(650,176)	(90,441)	(1,721,261)
Deferred revenue	193,707	(781,716)	(270,674)
Other payables and accrued liabilities	(74,769)	(63,302)	(2,165,802)
Taxes payable	138,830	122,012	284,299
Net cash provided by (used in) operating activities	1,530,698	6,321,227	(1,162,798)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(105,391)	(95,082)	(169,888)
Purchase of intangible assets	(1,366,411)
Payments for construction in progress		(471,810)
Costs to obtain and develop software	(1,770,762)	(1,487,391)	(474,594)
Proceeds from sales of equipment		539	567
Repayment from related party		16,380	588,591
Net cash used in investing activities	(3,242,564)	(2,037,364)	(55,324)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution from shareholders			202,104
Payments of deferred offering costs	(233,382)	(382,690)
Proceeds from short term loan - bank	2,896,792	2,895,152	3,026,176
Repayment for short term loan - bank	(2,896,792)	(2,895,152)
Proceed from short term loan - related party			75,654
Repayment for short term loan - related party		(1,273,867)	(872,850)
Payment of acquisition of non controlling interest		(1,789,204)
Net cash (used in) provided by financing activities	(233,382)	(3,445,761)	2,431,084
EFFECT OF EXCHANGE RATE CHANGES	118,354	(40,048)	(123,997)
NET CHANGE IN CASH	(1,826,894)	798,054	1,088,965
CASH, beginning of year	3,509,420	2,711,366	1,622,401
CASH, end of year	1,682,526	3,509,420	2,711,366
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	60,518	251,083	36,581
Cash paid for interest	209,821	377,937	270,187
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Purchase of equipment with prepayment	$ 17,705